Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund
Class A, Class T, Class B, and Class C
December 21, 2003
Prospectus

The following information replaces similar information found under the heading "Dividends and Capital Gain Distributions" on page 20.

The fund normally pays dividends in April, July, October, and December and pays capital gain distributions in January and December.

ASDI-04-01 September 1, 2004
1.805077.100

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund Institutional Class
December 21, 2003
Prospectus

The following information replaces similar information found under the heading "Dividends and Capital Gain Distributions" on page 20.

The fund normally pays dividends in April, July, October, and December and pays capital gain distributions in January and December.

ASDII-04-01 September 1, 2004
1.805078.100

Supplement to the
Fidelity® Strategic Dividend & IncomeSM Fund
December 21, 2003
Prospectus

The following information updates the similar information found on the front cover of the prospectus.

Fidelity® Strategic Dividend & IncomeSM Fund

(fund number 1329, trading symbol FSDIX)

The following information replaces similar information found under the heading "Dividends and Capital Gain Distributions" on page 14.

The fund normally pays dividends in April, July, October, and December and pays capital gain distributions in January and December.

SDI-04-03 September 1, 2004
1.791404.102

Supplement to the
Fidelity® Convertible Securities Fund
January 29, 2003
Prospectus

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 14.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in September and December.

CVS-04-01 September 1, 2004
1.483705.111

Supplement to the
Fidelity® Equity-Income II Fund
January 29, 2004
Prospectus

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" on page 15.

Effective September 1, 2004, the fund normally pays dividends in April, July, October, and December and pays capital gain distributions in September and December.

EII-04-01 September 1, 2004
1.734046.105